(Loss) / Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
(Loss) / earnings per share
(Loss) / earnings per share
The calculation of both basic and diluted (loss) / earnings per share is based on net income or loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2017	2016	2015
Net (loss) or income attributable to equity holders of the parent - basic	$(158,240)	$(24,903)	$217,749
Convertible Notes interest expense	—	—	19,630
Convertible Notes deferred financing amortization	—	—	1,756
Net (loss) or income attributable to equity holders of the parent - diluted	$(158,240)	$(24,903)	$239,135

Basic weighted average number of shares	215,333,402	161,118,654	161,436,449
Effect of dilutive potential basic shares:
Restricted stock	—	—	7,323,894
Convertible Notes	—	—	30,978,983
	—	—	38,302,877
Diluted weighted average number of shares	215,333,402	161,118,654	199,739,326

(Loss) / Earnings Per Share:
Basic	$(0.73)	$(0.15)	$1.35
Diluted	$(0.73)	$(0.15)	$1.20

During the years ended December 31, 2017 and 2016, we incurred net losses and as a result, the inclusion of potentially dilutive shares relating to unvested shares of restricted stock and our Convertible Notes were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.  Accordingly, Convertible Notes interest expense, deferred financing amortization and the potentially dilutive securities relating to the conversion of the Convertible Notes (representing 34,422,823 and 34,049,792 shares of common stock for the year ended December 31, 2017 and 2016, respectively) along with the potentially dilutive impact of 19,254,411 and 12,613,585 unvested shares of restricted stock were excluded from the computation of diluted earnings per share for the year ended December 31, 2017 and 2016, respectively.
The dilutive effect of 38,302,877 shares for the year ended December 31, 2015 relates to 31,791,435 potentially dilutive shares relating to our Convertible Notes and 13,611,270 unvested shares of restricted stock.